Goodwill and intangible assets (Details 2) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Net book value	$ 63,777	$ 66,808
Operating segments [member] | Innovative Medicines
Disclosure of detailed information about intangible assets [line items]
Net book value	53,919	56,839
Operating segments [member] | Sandoz
Disclosure of detailed information about intangible assets [line items]
Net book value	9,603	9,817
Operating segments [member] | Corporate
Disclosure of detailed information about intangible assets [line items]
Net book value	255	152
Goodwill
Disclosure of detailed information about intangible assets [line items]
Net book value	29,595	29,999
Goodwill | Operating segments [member] | Innovative Medicines
Disclosure of detailed information about intangible assets [line items]
Net book value	21,562	21,718
Goodwill | Operating segments [member] | Sandoz
Disclosure of detailed information about intangible assets [line items]
Net book value	8,026	8,274
Goodwill | Operating segments [member] | Corporate
Disclosure of detailed information about intangible assets [line items]
Net book value	7	7
Intangible Assets other than Goodwill
Disclosure of detailed information about intangible assets [line items]
Net book value	34,182	36,809
Intangible Assets other than Goodwill | Operating segments [member] | Innovative Medicines
Disclosure of detailed information about intangible assets [line items]
Net book value	32,357	35,121
Intangible Assets other than Goodwill | Operating segments [member] | Sandoz
Disclosure of detailed information about intangible assets [line items]
Net book value	1,577	1,543
Intangible Assets other than Goodwill | Operating segments [member] | Corporate
Disclosure of detailed information about intangible assets [line items]
Net book value	248	145
Acquired research and development [member]
Disclosure of detailed information about intangible assets [line items]
Net book value	5,499	4,700
Acquired research and development [member] | Operating segments [member] | Innovative Medicines
Disclosure of detailed information about intangible assets [line items]
Net book value	5,313	4,548
Acquired research and development [member] | Operating segments [member] | Sandoz
Disclosure of detailed information about intangible assets [line items]
Net book value	186	152
Technologies
Disclosure of detailed information about intangible assets [line items]
Net book value	177	230
Technologies | Operating segments [member] | Innovative Medicines
Disclosure of detailed information about intangible assets [line items]
Net book value	15	3
Technologies | Operating segments [member] | Sandoz
Disclosure of detailed information about intangible assets [line items]
Net book value	162	227
Currently marketed products
Disclosure of detailed information about intangible assets [line items]
Net book value	27,106	30,767
Currently marketed products | Operating segments [member] | Innovative Medicines
Disclosure of detailed information about intangible assets [line items]
Net book value	25,938	29,645
Currently marketed products | Operating segments [member] | Sandoz
Disclosure of detailed information about intangible assets [line items]
Net book value	1,168	1,122
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Net book value	1,400	1,112
Other intangible assets | Operating segments [member] | Innovative Medicines
Disclosure of detailed information about intangible assets [line items]
Net book value	1,091	925
Other intangible assets | Operating segments [member] | Sandoz
Disclosure of detailed information about intangible assets [line items]
Net book value	61	42
Other intangible assets | Operating segments [member] | Corporate
Disclosure of detailed information about intangible assets [line items]
Net book value	$ 248	$ 145